Provisions for discounts, rebates and sales returns (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Movement in Provisions for Discounts, Rebates and Sales Returns	The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2022		2,596	931	303	1,425	610	34	5,899
Provision related to current period sales		6,744	3,246	4,147	7,244	578	182	22,141
Net change in provision related to prior period sales		(120)	(47)	(21)	(138)	(8)	19	(315)
Payments made		(6,824)	(3,208)	(4,093)	(6,809)	(599)	(166)	(21,699)
Currency translation differences		207	99	26	83	48	1	464
Balance at December 31, 2022	(c)	2,603	1,021	362	1,805	629	70	6,490
Changes in scope of consolidation		2	—	(1)	(6)	(2)	4	(3)
Provision related to current period sales		7,758	3,590	3,861	8,177	654	256	24,296
Net change in provision related to prior period sales		(74)	(12)	(9)	(58)	(25)	23	(155)
Payments made		(7,251)	(3,446)	(3,564)	(7,603)	(511)	(278)	(22,653)
Currency translation differences		(76)	(34)	(12)	(46)	(30)	(15)	(213)
Balance at December 31, 2023	(c)	2,962	1,119	637	2,269	715	60	7,762
Provision related to current period sales		5,401	3,961	3,093	9,758	595	482	23,290
Net change in provision related to prior period sales		(177)	(5)	(26)	(34)	(54)	14	(282)
Payments made		(5,599)	(3,882)	(3,336)	(9,678)	(491)	(496)	(23,482)
Currency translation differences		143	77	36	8	41	(2)	303
Opella reclassification(d)	(d)	(24)	—	(6)	(201)	(30)	(3)	(264)
Balance at December 31, 2024	(c)	2,706	1,270	398	2,122	776	56	7,328
(a)Primarily US government programs: Medicaid (€1,193 million in 2024, €1,421 million in 2023, €1,307 million in 2022) and Medicare (€722 million in 2024,
€1,099 million in 2023 and €775 million in 2022).
(b)Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €1,097 million in 2024,
€1,028 million in 2023 and €934 million in 2022).
(c)Provisions related to US net sales amounted to €4,823 million as of December 31, 2024, €5,124 million as of December 31, 2023 and €4,270 million as of December 31, 2022.
(d)This line comprises provisions for discounts, rebates and sales returns related to Opella, reclassified as of December 31 ,2024 within Liabilities for assets held for sale in accordance with IFRS 5 (see Note D.1.).